Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 59,573,508	$ 32,089,993	$ 127,935,501	$ 85,593,786	$ 128,032,397	$ 53,343,310
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	51,875,149	23,620,050	105,462,550	65,497,146	99,536,721	47,557,652
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	7,698,359	8,469,943	22,472,951	20,096,640	28,495,676	5,785,658
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenue	57,762,726	29,964,150	123,697,063	81,295,916	122,570,712	52,611,255
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,810,782	2,125,843	4,238,438	4,297,870	5,461,685	732,055
Advertising [Member]
Disaggregation of Revenue [Line Items]
Revenue	21,678,480	9,409,031	46,300,974	28,788,631	44,359,822	35,918,370
Digital Subscriptions [Member]
Disaggregation of Revenue [Line Items]
Revenue	7,698,359	8,469,943	22,472,951	20,096,640	28,495,676	6,855,038
Magazine Circulation [Member]
Disaggregation of Revenue [Line Items]
Revenue	25,973,853	12,874,574	53,325,894	34,041,272	50,580,213	9,046,473
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 4,222,816	$ 1,336,445	$ 5,835,682	$ 2,667,243
Product and Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenue					$ 4,596,686	$ 1,523,429